Consolidated Statements of Operations and Comprehensive Loss (Unaudited) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
		Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021
Income Statement [Abstract]
Revenues		$ 15,884	$ 42,269	$ 150,265	$ 380,789	$ 969,783		$ 355,797
Cost of revenues		29,614	10,741	162,831	21,004	286,415		5,086
Gross (loss) profit		(13,730)	31,528	(12,566)	359,785	683,368		350,711
Operating expenses
Selling, general and administrative expenses		1,182,093	3,216,146	3,841,633	6,000,055	6,067,545		5,746,119
Research and development expenses		141,310	305,483	990,731	1,197,669	2,693,457		1,003,805
Stock based compensation		817,740	225,740	1,409,969	5,143,483	7,036,778		5,306,755
Total operating expenses		2,141,143	3,747,369	6,242,333	12,341,207	15,797,780		12,056,679
Loss from operations		(2,154,873)	(3,715,841)	(6,254,899)	(11,981,422)	(15,114,412)		(11,705,968)
Other income (expense)
Interest income		40,246	48,164	147,998	127,354	187,817		43,196
Interest expense		(1,218,624)	(126,536)	(1,390,039)	(159,507)	(293,968)		(227,210)
Operating sublease income		(3,000)	21,597	53,900	78,523	107,150		134,576
Operating sublease income – related parties								4,800
Impairment loss						(110,125)
Investment loss						(7,446)
Gain/Loss on foreign exchange changes		(25,059)	(177)	(55,625)	17,865	(259,463)		426,316
Gain/Loss on investment in equity securities								(269,844)
Other (expense) income		(7,769)	491	(1,174)	(59,381)	(24,149)		22,409
Government grant income								360,898
Total other (expense) income		(1,214,206)	(56,461)	(1,244,940)	4,854	(400,184)		495,141
Loss before income tax		(3,369,079)	(3,772,302)	(7,499,839)	(11,976,568)	(15,514,596)		(11,210,827)
Provision for (benefit from) income tax		(999)	4,222	80,696	(165,096)	797,778		825,024
Net loss		(3,368,080)	(3,776,524)	(7,580,535)	(11,811,472)	(16,312,374)		(12,035,851)
Net loss attributable to noncontrolling interests		(50,564)	(71,660)	(175,813)	(252,171)	110,865		802,962
Net loss attributed to ABVC and subsidiaries		(3,317,516)	(3,704,864)	(7,404,722)	(11,559,301)	(16,423,239)		(12,838,813)
Foreign currency translation adjustment		(15,082)	(190,019)	1,995	(426,579)	(22,532)		(25,200)
Comprehensive loss		$ (3,332,598)	$ (3,894,883)	$ (7,402,727)	$ (11,985,880)	$ (16,445,771)		$ (12,864,013)
Weighted average number of common shares outstanding:
Basic (in Dollars per share)		$ (0.82)	$ (1.14)	$ (2.08)	$ (3.71)	$ (5.19)	[1]	$ (5.12)	[1]
Basic (in Shares)	[1]	4,055,345	3,257,912	3,555,474	3,119,795	3,166,460		2,505,352

[1]	Prior period results have been adjusted to reflect the 1-for-10 reverse stock split effected on July 25, 2023.